Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	¥ (70,569)	$ (10,232)	¥ (5,951,847)	¥ (5,411,071)
Net cash (used for)/provided by investing activities	265,980	38,564	1,262,350	159,296
Net cash provided by/(used for) financing activities	4,468,863	647,925	(2,959,455)	9,373,906
Effect of exchange rate changes on cash, cash equivalents and restricted cash	122,418	17,748	(216,696)	(91,293)
Net increase/(decrease) in cash, cash equivalents and restricted cash	4,786,692	694,005	(7,865,648)	4,030,838
Cash, cash equivalents and restricted cash at the beginning of the year	3,074,864	445,813	10,940,512	6,909,674
Cash, cash equivalents and restricted cash at the end of the year	7,861,556	1,139,818	3,074,864	10,940,512
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	(157,273)	(22,802)	(360,187)	(281,636)
Net cash (used for)/provided by investing activities	(2,462,807)	(357,073)	483,685	(7,189,640)
Net cash provided by/(used for) financing activities	5,307,603	769,530	(3,441,602)	9,804,491
Effect of exchange rate changes on cash, cash equivalents and restricted cash	31,492	4,565	(167,636)	(6,203)
Net increase/(decrease) in cash, cash equivalents and restricted cash	2,719,015	394,220	(3,485,740)	2,327,012
Cash, cash equivalents and restricted cash at the beginning of the year	1,615,953	234,291	5,101,693	2,774,681
Cash, cash equivalents and restricted cash at the end of the year	¥ 4,334,968	$ 628,511	¥ 1,615,953	¥ 5,101,693